REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Personnel expenses	€ (17,983)	€ (17,545)	€ (16,690)
Material expenses	(24,911)	(21,821)	(35,767)
Depreciation/amortization	(3,006)	(5,209)	(4,904)
Other expenses	(5,028)	(4,217)	(6,488)
Total cost of sales	€ (50,928)	€ (48,791)	€ (63,849)